Schedule II - Valuation and Qualifying Accounts and Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for trade receivables
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 21.5	$ 20.3	$ 17.0
Charged to cost and expenses	9.7	4.1	7.4
Deductions	(4.3)	(2.9)	(3.3)
Foreign currency translation and other	1.8	(0.1)	(0.7)
Ending balance	28.7	21.5	20.3
Allowance for lease receivables
Movement in Valuation Allowances and Reserves [Roll Forward]
Charged to cost and expenses	1.4
Foreign currency translation and other	5.0
Ending balance	6.4
Inventory obsolescence reserve
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	15.3	16.1	13.2
Charged to cost and expenses	13.4	4.1	5.6
Deductions	(3.9)	(4.8)	(2.2)
Foreign currency translation and other	(0.4)		(0.5)
Ending balance	24.4	15.3	16.1
Valuation allowance on deferred tax assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	102.1	142.4	102.3
Charged to cost and expenses	(22.6)	(40.2)	41.3
Foreign currency translation and other		(0.1)	(1.2)
Ending balance	$ 79.5	$ 102.1	$ 142.4